Other (Expense) Income (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Summary of Other Income

	Year Ended December 31,
	2022 $	2021 $	2020 $
Foreign exchange gain (loss)	3,378	302	(734)
Other (expense) income	(733)	(2,058)	1,207
Total	2,645	(1,756)	473